Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Settlements with tax authorities	[1]	$ 48,622	$ 27,737	$ 1,344

[1]	The changes in the years ended September 30, 2024 and 2023 were $48,622 and $27,737 respectively, the majority of which were offset by income tax payments or changes in tax receivables and tax payables.